10-Q Stock-Based Compensation (Details)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 28, 2024 $ / shares shares	May 22, 2024 d $ / shares shares	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	May 23, 2024 $ / shares	Oct. 14, 2020 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of business days | d		20
Public Offerings
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock per share (in dollars per share) | $ / shares	$ 17.00	$ 17.00									$ 17.00
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares earned percent		0.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares earned percent		125.00%
Class P Interests
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares for stock based compensation (in shares)				45,516,315	46,069,363		46,069,363		45,516,315			40,750,000
Additional shares for stock based compensation (in shares)			553,048	4,766,315
Share-based payment arrangement, accelerated cost | $							$ 1,300,000
Stock granted (in shares)							3,253,208,000
Granted (in dollars per share) | $ / shares							$ 370
Employee stock award, vesting period									5 years
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee stock award, vesting period		4 years
Compensation costs | $					$ 400,000	$ 0	$ 400,000	$ 0
Compensation costs associated with the award unrecognized | $				$ 1,500,000	12,600,000		$ 12,600,000		$ 1,500,000	$ 900,000
Weighted average remaining recognition period (in years)							3 years 9 months 18 days		1 year 10 months 24 days	1 year 6 months
Restricted Stock | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock award, vesting percentage							20.00%
Restricted Stock | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock award, vesting percentage							40.00%
Performance stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted (in shares)		129,411					129,411
Granted (in dollars per share) | $ / shares		$ 10.04					$ 10.04
Compensation costs | $					46,300	0	$ 46,300	0
Compensation costs associated with the award unrecognized | $					1,300,000		$ 1,300,000
Weighted average remaining recognition period (in years)							2 years 10 months 24 days
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares for stock based compensation (in shares)		1,614,250
Additional shares for stock based compensation (in shares)	56,471
Employee stock award, vesting period		5 years
Stock award, vesting percentage							20.00%
Compensation costs | $					300,000	$ 0	$ 300,000	$ 0
Compensation costs associated with the award unrecognized | $					$ 15,400,000		$ 15,400,000
Grant date fair value per share (in dollars per share) | $ / shares					$ 9.13		$ 9.13
Exercise price (in dollars per share) | $ / shares							17.00
Overallotment Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value per share (in dollars per share) | $ / shares					$ 17.50		$ 17.50
2024 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares for stock based compensation (in shares)		3,152,941
Increase percent of authorized shares for stock based compensation		2.00%
Stock granted (in shares)		891,526